Commitments & Contingencies (Details) - USD ($)		3 Months Ended	12 Months Ended
	Apr. 20, 2023	Sep. 30, 2023	Jun. 30, 2023
Commitments & Contingencies [Line Items]
Common stock issuance percentage	20.00%
Common stock, shares issued		312,200
Exercise of warrants shares		2,225,000
Aggregate gross purchase (in Dollars)	$ 50,000,000
Aggregate shares			250,000
Aggregate amount (in Dollars)			$ 250,000
Purchase shares			500,000
Cash amount (in Dollars)			$ 2,500,000
Converted shares		32,500,000	750,000
Common Stock [Member]
Commitments & Contingencies [Line Items]
Common stock, shares issued		1,107,500
Series A Preferred Stock [Member]
Commitments & Contingencies [Line Items]
Aggregate shares			9,250,000
Cash amount (in Dollars)			$ 500,000